Reportable Segment Information - Reportable Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Reportable segment information
Total net sales and intersegment transfers			$ 11,856,000		$ 11,339,000	$ 11,130,000
Segment profit (loss)			2,164,000	[1]	1,963,000	1,695,000
Interest expense	[2]		(154,088)		(61,791)	(64,205)
Administrative expenses and other			(415,000)	[3]	(352,000)	(373,000)
Income before income taxes			1,595,233		1,548,966	1,258,226
Identifiable assets		$ 6,752,521	6,752,521		5,778,937	5,699,333
Capital expenditures			239,026		234,340	200,545
Depreciation			172,074		170,323	169,087
Impairment of goodwill and trademarks		10,688	10,688
Valspar Corporation [Member] | Interest Expense [Member]
Reportable segment information
Acquisition expenses incurred			72,844
Valspar Corporation [Member] | Selling, General and Administrative Expenses [Member]
Reportable segment information
Acquisition expenses incurred			58,409
Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers			7,790,000		7,209,000	6,852,000
Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			1,585,000		1,578,000	1,421,000
Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			1,889,000		1,916,000	2,081,000
Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			587,000		631,000	771,000
Corporate, Non-Segment [Member]
Reportable segment information
Total net sales and intersegment transfers			5,000		5,000	5,000
Intersegment Eliminations [Member]
Reportable segment information
Total net sales and intersegment transfers			(2,829,000)		(2,781,000)	(2,793,000)
Intersegment Eliminations [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			2,775,000		2,736,000	2,745,000
Intersegment Eliminations [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			15,000		5,000	8,000
Intersegment Eliminations [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			39,000		40,000	40,000
Operating Segments [Member] | Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers			7,790,000		7,209,000	6,852,000
Segment profit (loss)			1,623,000	[1]	1,434,000	1,201,000
Income before income taxes			$ 1,623,000		$ 1,434,000	$ 1,201,000
Reportable segment margins			20.80%		19.90%	17.50%
Identifiable assets		1,779,000	$ 1,779,000		$ 1,685,000	$ 1,602,000
Capital expenditures			80,000		119,000	87,000
Depreciation			69,000		64,000	58,000
Operating Segments [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			4,360,000		4,314,000	4,166,000
Segment profit (loss)			319,000	[1]	309,000	253,000
Income before income taxes			$ 319,000		$ 309,000	$ 253,000
Reportable segment margins			7.30%		7.20%	6.10%
Identifiable assets		2,005,000	$ 2,005,000		$ 1,925,000	$ 1,883,000
Capital expenditures			99,000		61,000	45,000
Depreciation			47,000		47,000	48,000
Operating Segments [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			1,904,000		1,921,000	2,089,000
Segment profit (loss)			239,000	[1]	202,000	201,000
Income before income taxes			$ 239,000		$ 202,000	$ 201,000
Reportable segment margins			12.60%		10.50%	9.60%
Identifiable assets		818,000	$ 818,000		$ 814,000	$ 874,000
Capital expenditures			19,000		21,000	16,000
Depreciation			20,000		25,000	28,000
Operating Segments [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			626,000		671,000	811,000
Segment profit (loss)			(17,000)	[1]	18,000	40,000
Income before income taxes			$ (17,000)		$ 18,000	$ 40,000
Reportable segment margins			(2.70%)		2.70%	4.90%
Identifiable assets		369,000	$ 369,000		$ 352,000	$ 427,000
Capital expenditures			19,000		14,000	8,000
Depreciation			7,000		8,000	9,000
Administrative and Intersegment Transfers [Member]
Reportable segment information
Total net sales and intersegment transfers			(2,824,000)		(2,776,000)	(2,788,000)
Segment Reconciling Items [Member]
Reportable segment information
Interest expense	[2]		(154,000)		(62,000)	(64,000)
Administrative expenses and other			(415,000)	[3]	(352,000)	(373,000)
Income before income taxes			(569,000)		(414,000)	(437,000)
Identifiable assets		$ 1,782,000	1,782,000		1,003,000	913,000
Capital expenditures			22,000		19,000	45,000
Depreciation			$ 29,000		$ 26,000	$ 26,000

[1]	Latin America Coatings Group's segment loss includes goodwill and trademark impairment of $10.7 million.
[2]	Includes costs associated with the anticipated acquisition of Valspar totaling $72.8 million.
[3]	Includes costs associated with the anticipated acquisition of Valspar totaling $58.4 million.